Right-of-Use Assets - Schedule of Information Related to Operating Leases (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Information Related to Operating Leases [Abstract]
Right-of-use assets, net	$ 3,134			¥ 21,262	¥ 14,695
Operating lease liabilities - current	925			6,273	3,641
Operating lease liabilities - non-current	2,091			14,185	10,399
Total operating lease liabilities	$ 3,016			¥ 20,458	¥ 14,040
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3 years 3 months 18 days			3 years 3 months 18 days	3 years 11 months 1 day
Weighted average discount rate (%)	3.60%			3.60%	4.70%
Operating lease right-of-use assets obtained in exchange for lease liabilities	$ 1,410	¥ 9,564	¥ 16,442
Operating lease expense
Amortization of right-of-use assets	442	2,997	3,492
Interest of lease liabilities	41	276	280
Total operating lease expense	$ 483	¥ 3,273	¥ 3,772